Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The movements of property and equipment for the year are as follows:

	Leasehold interests in land	Land improvements	Buildings and building improvements	Leasehold improvements	Vehicles	Ferries	Furniture, fittings & equipment	Construction- in-progress	Total
	US$ in millions
Cost
At January 1, 2021	$674	$372	$9,890	$7	$66	$252	$2,235	$774	$14,270
Additions	—	—	2	—	2	—	27	485	516
Adjustment to project costs	—	—	(9)	—	(2)	—	(8)	—	(19)
Disposals	—	—	(44)	—	—	—	(35)	(4)	(83)
Transfers(i)	—	—	859	—	—	—	128	(1,116)	(129)
Exchange difference	—	(2)	(64)	—	—	—	(13)	(1)	(80)
At December 31, 2021	$674	$370	$10,634	$7	$66	$252	$2,334	$138	$14,475

Accumulated depreciation and impairment
At January 1, 2021	$(148)	$(141)	$(3,365)	$(5)	$(26)	$(212)	$(1,541)	$—	$(5,438)
Depreciation	(13)	(4)	(439)	(1)	(11)	(5)	(189)	—	(662)
Disposals	—	—	38	—	—	—	34	—	72
Exchange difference	—	—	21	—	—	—	9	—	30
At December 31, 2021	$(161)	$(145)	$(3,745)	$(6)	$(37)	$(217)	$(1,687)	$—	$(5,998)

Carrying amount
At December 31, 2021	$513	$225	$6,889	$1	$29	$35	$647	$138	$8,477

Cost
At January 1, 2022	$674	$370	$10,634	$7	$66	$252	$2,334	$138	$14,475
Additions	—	—	1	—	1	—	9	109	120
Adjustment to project costs	—	—	(7)	—	(1)	—	—	—	(8)
Disposals	—	—	(14)	—	(1)	(57)	(106)	—	(178)
Transfer(i)	—	—	98	—	—	—	91	(192)	(3)
Exchange difference	—	—	6	—	—	—	—	(2)	4
At December 31, 2022	$674	$370	$10,718	$7	$65	$195	$2,328	$53	$14,410

Accumulated depreciation and impairment
At January 1, 2022	$(161)	$(145)	$(3,745)	$(6)	$(37)	$(217)	$(1,687)	$—	$(5,998)
Depreciation	(14)	(5)	(464)	(1)	(9)	(4)	(174)	—	(671)
Disposals	—	—	13	—	1	49	104	—	167
Exchange difference	—	—	(2)	—	(1)	—	(1)	—	(4)
At December 31, 2022	$(175)	$(150)	$(4,198)	$(7)	$(46)	$(172)	$(1,758)	$—	$(6,506)

Carrying amount
At December 31, 2022	$499	$220	$6,520	$—	$19	$23	$570	$53	$7,904
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(i) During the years ended December 31, 2022, 2021 and 2020, the net transfers to investment properties were US$3 million, US$129 million and US$2 million.

Disclosure of assets subject to reversion
The Gaming Assets that reverted to the Macao government on December 31, 2022, and included in the above table, consisted of the following:

December 31,
2022
US$ in millions
Building and building improvements	$1,264
Furniture, fixtures and equipment	419
1,683
Less — accumulated depreciation	(930)
$753